Business Combinations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2023
LeanIX
Business Combinations
Schedule of recognized assets and Liabilities

€ millions
Intangible assets	476
Other identifiable assets	102
Total identifiable assets	578
Other identifiable liabilities	214
Total identifiable liabilities	214
Total identifiable net assets	364
Goodwill	867
Total consideration transferred	1,231

Schedule of impact on SAP's financials from acquisitions

	2023
€ millions	as Reported	Contribution of LeanIX
 Revenue	31,207	10
 Profit after tax	5,964	-8

Qualtrics International Inc
Business Combinations
Additional financial information relating to Qualtrics revenues and expenses are presented after consolidation of transactions

€ millions, unless otherwise stated	2023	2022
Consolidated Income Statements
Cloud revenue	621	1,129
Total revenue	745	1,351
Cost of cloud	-88	-265
Total cost of revenue	-196	-499
Total operating expenses (including total cost of revenue)	-1,155	-2,771
Disposal gain before tax	3,562	0
Operating profit	3,152	-1,420
Profit (loss) before tax	3,162	-1,423
Income tax expense[1]	-799	64
Profit (loss) after tax	2,363	-1,359
Attributable to owners of parent	2,505	-993

Earnings per share, basic (IFRS, in €)[2]	2.15	-0.85
Earnings per share, diluted (IFRS, in €)[2]	2.12	-0.85

Consolidated Statements of Cash Flow
Net operating cash flow	122	-29
Net investing cash flow	5,510	-32
Net financing cash flow	24	-263

[1] For 2023, €799 million relates to the gain on sale of discontinued operations.

[2] For 2023 and 2022, the weighted average number of shares was 1,167 million (diluted: 1.180 million) and 1,170 million (diluted: 1,175 million), respectively (treasury stock excluded).

Taulia Acquisition
Business Combinations
Schedule of recognized assets and Liabilities

€ millions
Intangible assets	157
Other identifiable assets	87
Total identifiable assets	244
Other identifiable liabilities	88
Total identifiable liabilities	88
Total identifiable net assets	156
Goodwill	549
Total consideration transferred	705

Schedule of impact on SAP's financials from acquisitions

€ millions	2022[1]	Contribution of
	as Reported	Taulia
 Revenue	30,871	59
 Profit after tax	1,708	-38

Signavio
Business Combinations
Schedule of recognized assets and Liabilities

€ millions
Intangible assets	255
Other identifiable assets	73
Total identifiable assets	328
Other identifiable liabilities	108
Total identifiable liabilities	108
Total identifiable net assets	220
Goodwill	729
Total consideration transferred	949

Schedule of impact on SAP's financials from acquisitions

€ millions	2021[1]	Contribution of 2021 Acquisitions
	as Reported
 Revenue	27,842	70
 Profit after tax	5,376	-89

Clarabridge
Business Combinations
Schedule of recognized assets and Liabilities

€ millions
Intangible assets	218
Other identifiable assets	84
Total identifiable assets	302
Other identifiable liabilities	107
Total identifiable liabilities	107
Total identifiable net assets	195
Goodwill	921
Total consideration transferred	1,116